ACCRUED EXPENSES	12 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Note 2. ACCRUED EXPENSES

Accrued expenses consisted of the following at November 30, 2011 and 2010:

	2011	2010
Accrued professional fees	$6,000	$5,927
Accrued state excise tax	456	456
Accrued state license fees	660	0
Total Accrued Expenses	$7,116	$6,383